OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

                                                                                                                                                         December 29, 2010

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Developing Markets Fund (the "Registrant")

Reg. No. 333-05579; File No. 811-07657

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2010.

Sincerely,

/s/ Adrienne Ruffle

Adrienne Ruffle

Vice President & Associate Counsel

cc:     Kramer Levin Naftalis & Frankel LLP

         KPMG LLP

Taylor V. Edwards, Esq.

         Gloria LaFond